Federal Home Loan Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Contractual Maturities of FHLB Borrowings

Contractual maturities of FHLB borrowings as of December 31, 2013 were as follows:

December 31, 2014	$95,268
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
December 31, 2018	1,759,529
Thereafter	1,346,146

$3,515,580